Property, Plant and Equipment (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Interest from borrowings	[1]	$ 28,740	$ 1,242
Interest from lease liabilities		$ 1,779	$ 1,676
Interest rate		12.00%
Contractual commitments for acquisition of property, plant and equipment		$ 50,500		$ 44,900
Lease liabilities [member]
Property, Plant and Equipment [Line Items]
Interest from lease liabilities		200
Related Party [Member]
Property, Plant and Equipment [Line Items]
Interest from borrowings		$ 5,500

[1]	Included the amount of interest expense on borrowings from a related party. See Note 26.